Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 11,975,024	$ 11,975,024	$ 11,975,024	$ 11,975,024
Total Intangible assets	12,173,710	12,364,777	12,448,815	12,632,218
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 198,686	290,388	$ 473,791	$ 657,194
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets		$ 99,365